ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
ABR 50/50 VOLATILITY FUND
ABR 75/25 VOLATILITY FUND (the “Funds”)

Supplement dated June 30, 2021 to the Prospectus dated December 1, 2020

All references in the Prospectus to the business address of ABR Dynamic Funds, LLC as 48 Wall Street, New York, NY 10005 are hereby deleted and replaced with 17 State Street, Suite 725, New York, NY 10004.

*  * *

For more information, please contact a Fund customer service representative toll free at
(855) 422-4518.

PLEASE RETAIN FOR FUTURE REFERENCE.
ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
ABR 50/50 VOLATILITY FUND
ABR 75/25 VOLATILITY FUND (the “Funds”)

Supplement dated June 30, 2021 to the Statement of Additional Information (“SAI”)
dated December 1, 2020

All references in the SAI to the business address of ABR Dynamic Funds, LLC as 48 Wall Street, New York, NY 10005 are hereby deleted and replaced with 17 State Street, Suite 725, New York, NY 10004.

*  * *

For more information, please contact a Fund customer service representative toll free at
(855) 422-4518.

PLEASE RETAIN FOR FUTURE REFERENCE.